Employee benefits (Post-Employment) - Summary of Reconciliation of Deficit of Petros Plan (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Others	$ (16)	$ 31
Net actuarial liability registered by the Company	22,278	22,750	$ 21,830
Petros renegotiated pension plan [member]
Statement [LineItems]
Deficit registered by Petros		1,436
Extraordinary sponsor contributions		2,906
Changes in fair value of plan assets		2,269
Ordinary sponsor contributions		1,230
Financial assumptions		1,063
Actuarial valuation method		(1,601)
Others		(153)
Net actuarial liability registered by the Company	6,897	7,152
Petros nonrenegotiated pension plan [member]
Statement [LineItems]
Deficit registered by Petros		733
Extraordinary sponsor contributions		826
Changes in fair value of plan assets		949
Ordinary sponsor contributions		569
Financial assumptions		288
Actuarial valuation method		(463)
Others		(20)
Net actuarial liability registered by the Company	$ 2,771	2,880
Petros plan [member]
Statement [LineItems]
Deficit registered by Petros		2,169
Extraordinary sponsor contributions		3,732
Changes in fair value of plan assets		3,218
Ordinary sponsor contributions		1,799
Financial assumptions		1,351
Actuarial valuation method		(2,064)
Others		(173)
Net actuarial liability registered by the Company		$ 10,032